Financial Instruments - Commodity Price Contracts (Details) - MXN ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about hedges [line items]
Notional Amount	$ 76,500	$ 67,218
2026
Disclosure of detailed information about hedges [line items]
Notional Amount	5,541
2027
Disclosure of detailed information about hedges [line items]
Notional Amount	1,797
2028
Disclosure of detailed information about hedges [line items]
Notional Amount	9,043
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | 2026
Disclosure of detailed information about hedges [line items]
Notional Amount		3,108
Fair value Liability		(183)
Fair Value Asset		6
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | 2027
Disclosure of detailed information about hedges [line items]
Notional Amount	2,085	2,214
Fair value Liability	(404)	(118)
Fair Value Asset	0	0
Coca-Cola FEMSA | Commodity price contracts | Sugar Price Contracts | 2028
Disclosure of detailed information about hedges [line items]
Notional Amount	1,672	440
Fair value Liability	(63)	(27)
Fair Value Asset	0	0
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | 2026
Disclosure of detailed information about hedges [line items]
Notional Amount		828
Fair value Liability		(2)
Fair Value Asset		33
Coca-Cola FEMSA | Commodity price contracts | Aluminum price contracts | 2027
Disclosure of detailed information about hedges [line items]
Notional Amount	1,619
Fair value Liability	(9)
Fair Value Asset	$ 156
Coca-Cola FEMSA | Commodity price contracts | Diesel price contracts | 2026
Disclosure of detailed information about hedges [line items]
Notional Amount		22
Fair value Liability		0
Fair Value Asset		0
Coca-Cola FEMSA | Commodity price contracts | PX MEG contracts | 2026
Disclosure of detailed information about hedges [line items]
Notional Amount		72
Fair value Liability		(5)
Fair Value Asset		$ 0